Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Loss before taxation	$ (150,684)	$ (3,416)	$ (240,810)	$ (94,796)	$ (74,905)
Adjustments for:
Interest income	(373)	(193)	(431)	(467)	(330)
Depreciation of plant and equipment	49	69	162	133	117
Depreciation of right-of-use assets	297	283	593	528	472
Amortization of intangible assets	11	10	20	20	20
Realized foreign currency (gains) losses	(860)	392
Impairment loss of an intangible asset				3,000	1,000
Unrealized foreign currency loss	2,961	2,452	663
Fair value change of financial assets at FVTPL	(460)	(32)
Fair value change of financial assets at FVTPL	(676)		(323)	(2)	(108)
Fair value change of convertible preferred shares	76,430	(23,669)	189,646	37,424	26,572
Finance costs		44	93	83	72
Share-based payment expenses	5,282	2,064	3,582	8,122	4,510
Issuance costs for convertible preferred shares					3,782
Non-cash adjustment to other expense			(2,563)
IFRS 2 listing expense	45,524
Operating cash flows before movements in working capital	(22,499)	(21,996)	(49,368)	(45,955)	(38,798)
(Increase) decrease in deposits, prepayments and deferred expenses	(1,583)	1,573	3,651	(453)	(940)
Increase in accounts payable and accrued offering costs	947	0
(Increase) decrease in other payables and accruals	(1,252)	641	2,837	3,096	4,001
NET CASH USED IN OPERATION	(24,387)	(19,782)	(42,880)	(43,312)	(35,737)
Taxation refund		57	57		56
Taxation paid	(10)	(1)	(1)
NET CASH USED IN OPERATING ACTIVITIES	(24,397)	(19,726)	(42,824)	(43,312)	(35,681)
INVESTING ACTIVITIES
Interest received	373	193	431	467	330
Proceeds from redemption of time deposits	4,307	24,000	24,000	71,948	11,000
Purchase of plant and equipment	(6)	(337)	(367)	(50)	(144)
Purchase of intangible assets				(7,500)	(10,000)
Proceeds from disposal of financial asset at FVTPL			5,000		7,000
Payment for rental deposits		(17)	(17)	(25)
Placement of FVTPL	(873)
Refund of rental deposits	5		6		8
Placement of time deposits	(4,048)			(103,790)	(6,000)
Repayment of loan to a director					131
NET CASH (USED IN) FROM INVESTING ACTIVITIES	(242)	23,839	29,053	(38,950)	2,325
FINANCING ACTIVITIES
Proceeds from PIPE Financing and Business Combination, net of transaction costs	20,249
Payment of deferred underwriting fees	(2,779)
Proceeds on issue of convertible preferred shares					124,250
Proceeds from issue of shares upon exercise of share options	83	151	392	141	6,029
Interest paid	(60)	(44)	(93)	(83)	(72)
Accrued issuance costs paid				(1,173)	(439)
Issuance costs paid for convertible preferred shares					(3,782)
Repayment of lease liabilities	(252)	(260)	(593)	(528)	(472)
NET CASH (USED IN) FROM FINANCING ACTIVITIES	17,241	(153)	(294)	(1,643)	125,514
Effects of Exchange Rate Changes on Cash and Cash Equivalents	19	0
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(7,379)	3,960	(14,065)	(83,905)	92,158
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	32,675	46,740	46,740	130,645	38,487
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	25,296	50,700	$ 32,675	$ 46,740	$ 130,645
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Restricted share awards vested	68	$ 21
Accrued transaction costs	280
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares	588,285
Initial value of warrant liabilities arising from Maxpro note conversion and PIPE Financing in connection with the Closing Date of the Business Combination	629
Reclassification from equity to non-current liabilities for Maxpro Warrants assumed by Apollomics upon Closing	$ 1,298